Related party balances and transactions - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party balances and transactions
Cash contribution and contributions in kind	$ 0	$ 0	$ 6,600
Refund of shareholder contributions	0	0	(28,893)
Aeronautical/Commercial revenue	7,187	7,507	6,790
Fees	(8,256)	(6,056)	886
Interest accruals	654	(320)	(3,159)
Acquisition of goods and services	(19,002)	(23,909)	(13,950)
Others	$ (4,449)	$ (954)	$ (900)